Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	September 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value

Office furniture and equipment	$27,998	$5,434	$22,564	$14,998	$4,000	$10,998
Vehicles	36,432	24,288	12,144	48,248	26,306	21,942
Finance lease right-of-use assets	5,810,339	1,471,848	4,338,551	–	–	–
Precious metal extraction machine- 1 ton	2,280,000	342,000	1,938,000	2,280,000	228,000	2,052,000
Precious metal extraction machine- 10 ton	5,320,000	798,000	4,522,000	5,320,000	532,000	4,788,000

Construction in process:
Bioreactors	1,440,000	–	1,440,000	1,440,000	–	1,440,000
Nanosponge/Cavitation device	44,603	–	44,603	22,103	–	22,103
Remediation Processing Unit 1	6,116,013	–	6,116,013	6,249,082	–	6,249,082
Remediation Processing Unit 2	5,714,894	–	5,714,894	5,201,098	–	5,201,098
Remediation Processing Unit System A	3,739,637	–	3,739,637	2,561,467	–	2,561,467
Remediation Processing Unit System B	3,657,420	–	3,657,420	2,345,421	–	2,345,421
Total fixed assets	$34,187,396	$2,641,570	$31,545,826	$25,482,417	$790,306	$24,692,111